    As filed with the Securities and Exchange Commission on August 29, 2008

                                                 File Nos. 333-31172; 811-05343

================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------

                                   FORM N-4


     Registration Statement Under The Securities Act of 1933                         [X]
                          Pre-Effective Amendment No.                                [_]
                          Post-Effective Amendment No. 36                            [X]

                             and/or

  Registration Statement Under the Investment Company Act of 1940                    [X]
                        Amendment No. 238                                            [X]
                (Check Appropriate Box or Boxes)


                 Genworth Life & Annuity VA Separate Account 1
                          (Exact Name of Registrant)

                  Genworth Life and Annuity Insurance Company
                              (Name of Depositor)

                6610 West Broad Street Richmond, Virginia 23230
         (Address of Depositor's Principal Executive Office, Zip Code)

                                (804) 281-6000
              (Depositor's Telephone Number, Including Area Code)

                             Heather Harker, Esq.
                 Vice President and Associate General Counsel
                  Genworth Life and Annuity Insurance Company
                            6610 West Broad Street
                           Richmond, Virginia 23230
               (Name and Complete Address of Agent for Service)

          -----------------------------------------------------------

Approximate Date of Proposed Public Offering: Upon the effective date of this Post-Effective Amendment to the Registration Statement.

It is proposed that this filing will become effective (check appropriate box)

[X] immediately upon filing pursuant to paragraph (b) of Rule 485

[_] on [date] pursuant to paragraph (b) of Rule 485

[_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[_] on [date] pursuant to paragraph (a)(1) of Rule 485

If appropriate check the following box:

[_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Flexible Premium Variable Deferred Annuity Contracts

================================================================================

                     SUPPLEMENT DATED SEPTEMBER 8, 2008 TO

                       PROSPECTUS DATED MAY 1, 2008 FOR

         FLEXIBLE PURCHASE PAYMENT VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                                  THROUGH ITS

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.



A. Asset Allocation Program -- Update to the Asset Allocation Models

The "Asset Allocation Program" section of the contract prospectus is revised to reflect that new Asset Allocation Models are available and effective on September 8, 2008. If you purchased your contract prior to September 8, 2008, and you are participating in a Model, you will remain in that Model as it was previously constituted until the earlier of October 24, 2008, or the Valuation Day we receive instructions from you to participate in the updated Model. On that date, we will reallocate your Contract Value in accordance with any changes to the Model you have selected. The new Asset Allocation Models, including the Build Your Own Asset Allocation Model, are provided in the tables below. The prospectus is revised accordingly.



19771CB SUPPB 09/08/08

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS



                                                             Portfolios                                  Model A Model B Model C
---------------------------------------------------------------------------------------------------------------------------------
Equities
---------------------------------------------------------------------------------------------------------------------------------
Large Cap Growth             Fidelity VIP Contrafund(R) Portfolio -- Service Class 2                        2%      4%      5%
                             ----------------------------------------------------------------------------------------------------
                             JPMorgan Insurance Trust Intrepid Growth Portfolio -- Class 1                  2%      4%      5%
---------------------------------------------------------------------------------------------------------------------------------
Large Cap Value              AllianceBernstein Growth and Income Portfolio -- Class B                       2%      3%      5%
                             ----------------------------------------------------------------------------------------------------
                             Fidelity VIP Equity-Income Portfolio -- Service Class 2                        1%      3%      4%
---------------------------------------------------------------------------------------------------------------------------------
Large Cap Core               JPMorgan Insurance Trust Diversified Equity Portfolio -- Class 1               2%      3%      5%
                             ----------------------------------------------------------------------------------------------------
                             JPMorgan Insurance Trust Equity Index Portfolio -- Class 1                     1%      3%      4%
---------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth               JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio -- Class 1       1%      1%      2%
---------------------------------------------------------------------------------------------------------------------------------
Mid Cap Core                 JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- Class 1                 1%      1%      2%
---------------------------------------------------------------------------------------------------------------------------------
Small Cap Core               Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                    0%      1%      2%
---------------------------------------------------------------------------------------------------------------------------------
Global Equity                Franklin Templeton VIP Templeton Growth Securities Fund -- Class 2 Shares      2%      4%      6%
---------------------------------------------------------------------------------------------------------------------------------
Global REITs                 AIM V.I. Global Real Estate Fund -- Series II shares                           0%      1%      2%
---------------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Growth     American Century VP International Fund -- Class I                              3%      6%      9%
---------------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Value      Franklin Templeton VIP Templeton Foreign Securities Fund -- Class 2 Shares     3%      6%      9%
---------------------------------------------------------------------------------------------------------------------------------

    Total % Equities                                                                                       20%     40%     60%
---------------------------------------------------------------------------------------------------------------------------------

Fixed Income
---------------------------------------------------------------------------------------------------------------------------------
Medium Duration              JPMorgan Insurance Trust Core Bond Portfolio -- Class 1                       10%      7%      5%
                             ----------------------------------------------------------------------------------------------------
                             JPMorgan Insurance Trust Government Bond Portfolio -- Class 1                 10%      8%      5%
---------------------------------------------------------------------------------------------------------------------------------
Short Duration               PIMCO VIT Low Duration Portfolio -- Administrative Class Shares               32%     24%     16%
---------------------------------------------------------------------------------------------------------------------------------
TIPS                         American Century VP Inflation Protection Fund -- Class II                     16%     12%      8%
---------------------------------------------------------------------------------------------------------------------------------
Domestic High Yield          PIMCO VIT High Yield Portfolio -- Administrative Class Shares                  4%      3%      2%
---------------------------------------------------------------------------------------------------------------------------------
Bank Loans                   Eaton Vance VT Floating-Rate Income Fund                                       4%      3%      2%
---------------------------------------------------------------------------------------------------------------------------------
Global Bonds                 MFS(R) VIT Strategic Income Series -- Service Class Shares                     4%      3%      2%
---------------------------------------------------------------------------------------------------------------------------------

    Total % Fixed Income                                                                                   80%     60%     40%
---------------------------------------------------------------------------------------------------------------------------------


                                Portfolios                                  Model D Model E
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio -- Service Class 2                        7%      9%
-------------------------------------------------------------------------------------------
JPMorgan Insurance Trust Intrepid Growth Portfolio -- Class 1                  7%      9%
-------------------------------------------------------------------------------------------
AllianceBernstein Growth and Income Portfolio -- Class B                       6%      8%
-------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio -- Service Class 2                        6%      7%
-------------------------------------------------------------------------------------------
JPMorgan Insurance Trust Diversified Equity Portfolio -- Class 1               7%      8%
-------------------------------------------------------------------------------------------
JPMorgan Insurance Trust Equity Index Portfolio -- Class 1                     6%      7%
-------------------------------------------------------------------------------------------
JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio -- Class 1       2%      3%
-------------------------------------------------------------------------------------------
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- Class 1                 2%      3%
-------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                    2%      3%
-------------------------------------------------------------------------------------------
Franklin Templeton VIP Templeton Growth Securities Fund -- Class 2 Shares      8%     10%
-------------------------------------------------------------------------------------------
AIM V.I. Global Real Estate Fund -- Series II shares                           3%      3%
-------------------------------------------------------------------------------------------
American Century VP International Fund -- Class I                             12%     15%
-------------------------------------------------------------------------------------------
Franklin Templeton VIP Templeton Foreign Securities Fund -- Class 2 Shares    12%     15%
-------------------------------------------------------------------------------------------

                                                                              80%    100%
-------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------
JPMorgan Insurance Trust Core Bond Portfolio -- Class 1                        2%      0%
-------------------------------------------------------------------------------------------
JPMorgan Insurance Trust Government Bond Portfolio -- Class 1                  3%      0%
-------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio -- Administrative Class Shares                8%      0%
-------------------------------------------------------------------------------------------
American Century VP Inflation Protection Fund -- Class II                      4%      0%
-------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio -- Administrative Class Shares                  1%      0%
-------------------------------------------------------------------------------------------
Eaton Vance VT Floating-Rate Income Fund                                       1%      0%
-------------------------------------------------------------------------------------------
MFS(R) VIT Strategic Income Series -- Service Class Shares                     1%      0%
-------------------------------------------------------------------------------------------

                                                                              20%      0%
-------------------------------------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS
                     BUILD YOUR OWN ASSET ALLOCATION MODEL



Core Asset Class                                                                                          Fixed Income Asset
(20% to 80%)                                                     Specialty Asset Class (0% to 20%)        Class (20% to 60%)
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Large Cap Growth Fund -- Series I shares             AIM V.I. Capital Appreciation Fund --    JPMorgan Insurance Trust
AllianceBernstein Balanced Wealth Strategy Portfolio --        Series I shares                          Core Bond Portfolio --
 Class B                                                      AIM V.I. Global Real Estate Fund --       Class 1
American Century VP Income & Growth Fund -- Class I            Series II shares                        JPMorgan Insurance Trust
American Century VP Value Fund -- Class I                     AllianceBernstein Global Technology       Government Bond
The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial   Portfolio -- Class B                     Portfolio -- Class 1
 Shares                                                       American Century VP Inflation            PIMCO VIT Low Duration
DWS Dreman High Return Equity VIP -- Class B Shares            Protection Fund -- Class II              Portfolio --
Fidelity VIP Contrafund(R) Portfolio -- Service Class 2       American Century VP International Fund    Administrative Class
Fidelity VIP Equity-Income Portfolio -- Service Class 2        -- Class I                               Shares
Franklin Templeton VIP Founding Funds Allocation Fund --      American Century VP Ultra(R) Fund --
 Class 2 Shares                                                Class I
Franklin Templeton VIP Franklin Income Securities Fund --     Dreyfus Investment Portfolios -- MidCap
 Class 2 Shares                                                Stock Portfolio -- Initial Shares
Franklin Templeton VIP Large Cap Growth Securities Fund --    DWS Dreman Small Mid Cap Value VIP --
 Class 2 Shares                                                Class B Shares
Franklin Templeton VIP Mutual Shares Securities Fund -- Class  DWS Technology VIP -- Class B Shares
 2 Shares                                                     Eaton Vance VT Floating-Rate Income Fund
Franklin Templeton VIP Templeton Foreign Securities Fund --   Fidelity VIP Mid Cap Portfolio --
 Class 2 Shares                                                Service Class 2
Franklin Templeton VIP Templeton Global Asset Allocation      JPMorgan Insurance Trust Diversified
 Fund -- Class 2 Shares                                        Mid Cap Growth Portfolio -- Class 1
Franklin Templeton VIP Templeton Growth Securities Fund --    JPMorgan Insurance Trust Intrepid Mid
 Class 2 Shares                                                Cap Portfolio -- Class 1
GE Investments Funds Total Return Fund -- Class 3 Shares      MFS(R) VIT Strategic Income Series --
JPMorgan Insurance Trust Balanced Portfolio -- Class 1         Service Class Shares
JPMorgan Insurance Trust Diversified Equity Portfolio --      Oppenheimer Main Street Small Cap
 Class 1                                                       Fund/VA -- Service Shares
JPMorgan Insurance Trust Equity Index Portfolio -- Class 1    PIMCO VIT High Yield Portfolio --
JPMorgan Insurance Trust Intrepid Growth Portfolio -- Class 1   Administrative Class Shares
MFS(R) VIT Total Return Series -- Service Class Shares
Oppenheimer Capital Appreciation Fund/VA -- Service Shares
Oppenheimer Main Street Fund/VA -- Service Shares

B. Qualified Retirement Plans

The following disclosure is added as a new subsection in the "Tax Matters" provision of the prospectus under the heading "Qualified Retirement Plans." The disclosure is provided in connection with certain Code requirements applicable to IRAs and certain requirements applicable to Qualified Contracts covered by ERISA.

   Disclosure Pursuant to Code and ERISA Requirements

   The ongoing fees and expenses of the contracts and the charges you may pay when you surrender or take withdrawals from your contract, as well as the range of fees and expenses of the Portfolios that you will pay indirectly when your assets are allocated to the Portfolios, are discussed above in the "Fee Tables" provision of the prospectus. More detail concerning each Portfolio's fees and expenses is included in the prospectus for each Portfolio.

   GFWM, the investment adviser under the Asset Allocation Program, is an affiliate of the Company. There is no direct fee for participation in the Asset Allocation Program, and GFWM receives no compensation for its asset allocation services. However, the Company may receive fees from the investment adviser or distributor of a Portfolio for certain administrative and other services we provide to you or to the Portfolio relating to the allocation of your assets to the Portfolio, and the amount of these fees may vary from Portfolio to Portfolio. Furthermore, the Company or our affiliate Capital Brokerage Corporation may receive Rule 12b-1 fees in varying amounts from the Portfolios or their distributors for distribution and related services. Additional information on the fees payable to the Company and Capital Brokerage Corporation by the Portfolios and their advisers and distributors, including the range of such fees, is included in the "Subaccounts" provision of the prospectus. Additional information regarding the Asset Allocation Program and the potential conflicts of interest to which GFWM is subject is included in the "Asset Allocation Program" provision of the prospectus.

   When you purchase a contract through a broker-dealer, the broker-dealer is paid a commission and may be paid a separate marketing allowance. The maximum aggregate amount of such compensation is 9.6% of a contract owner's aggregate purchase payments. The broker-dealer firm generally pays a portion of such commission to its representative who assisted you with the purchase, and that amount will vary depending on the broker-dealer and the individual representative. One broker-dealer offering the contracts, Genworth Financial Services Corporation, is an affiliate of the Company. The Company has no agreement with any broker-dealer and any representative of a broker-dealer that limits the insurance and investment products or other securities they offer to those issued by the Company.

   By signing the application for the contract, you acknowledge receipt of these disclosures and approve the purchase of the contract, the Asset Allocation Program, and the investments made pursuant to the Asset Allocation Program.

Part A and Part B of Post-Effective Amendment No. 34 to the Registration Statement, which was filed with the Securities and Exchange Commission on April 25, 2008, are incorporated by reference into this Post-Effective Amendment No. 36 to the Registration Statement.


                                    PART C

                               OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

   (a) Financial Statements

   All required financial statements are included in Part B of this Registration Statement.

   (b) Exhibits

 (1)(a)        Resolution of Board of Directors of The Life Insurance Company of
               Virginia authorizing the Establishment of Life of Virginia Separate
               Account 4. Previously filed on May 1, 1998 with Post-Effective
               Amendment No. 9 to Form N-4 for GE Life & Annuity Separate Account 4,
               Registration No. 033-76334.

 (1)(a)(i)     Resolution of the Board of Directors of GE Life & Annuity authorizing the change in name of Life of Virginia Separate Account 4 to GE Life
               & Annuity Separate Account 4. Previously filed on July 17, 1998 with
               Post-Effective Amendment No. 11 to Form N-4 for GE Life & Annuity
               Separate Account 4, Registration No. 033-76334.

 (1)(b)        Resolution of the Board of Directors of GE Life and Annuity Assurance
               Company authorizing the change in name of GE Life and Annuity
               Assurance Company to Genworth Life and Annuity Insurance Company.
               Previously filed on January 3, 2006 with Post-Effective Amendment
               No. 24 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
               Registration No. 333-31172.

 (1)(b)(i)     Resolution of the Board of Directors of GE Life and Annuity Assurance
               Company authorizing the change in name GE Life & Annuity Separate
               Account 4 to Genworth Life & Annuity VA Separate Account 1.
               Previously filed on January 3, 2006 with Post-Effective Amendment
               No. 24 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
               Registration No. 333-31172.

 (2)           Not Applicable.

 (3)(a)        Underwriting Agreement between GE Life and Annuity Assurance Company and Capital Brokerage Corporation. Previously filed on December 12,
               2001 with Pre-Effective Amendment No. 1 to Form S-1 for GE Life and
               Annuity Assurance Company, Registration No. 333-69786.

    (b)        Dealer Sales Agreement. Previously filed on December 12, 2001 with
               Pre-Effective Amendment No. 1 to Form S-1 for GE Life and Annuity
               Assurance Company, Registration No. 333-69786.

 (4)(a)        Contract Form P1154 4/00. Previously filed on September 2, 2000 with
               Post-Effective Amendment No. 1 to Form N-4 for GE Life & Annuity
               Separate Account 4, Registration No. 333-31172.

    (b)        Endorsements to Contract.

    (b)(i)     Terminal Illness Nursing Home Endorsement P5122 10/98. Previously
               filed on May 1, 1998 with Post-Effective Amendment No. 9 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 033-76334

    (b)(ii)    IRA Endorsement P5090F 7/97. Previously filed on May 1, 1998 with
               Post-Effective Amendment No. 9 to Form N-4 for GE Life & Annuity
               Separate Account 4, Registration No. 033-76334

    (b)(ii)(a) IRA Endorsement P5364 8/07. Previously filed on November 27, 2007 with Post-Effective Amendment No. 33 to Form N-4 for Genworth Life &
               Annuity VA Separate Account 1, Registration No. 333-31172.


    (b)(iii)    Roth IRA P5100 6/99. Previously filed on May 1, 1998 with
                Post-Effective Amendment No. 9 to Form N-4 for GE Life & Annuity
                Separate Account 4, Registration No. 033-76334

    (b)(iii)(a) Roth IRA Endorsement P5365 8/07. Previously filed on November 27,
                2007 with Post-Effective Amendment No. 33 to Form N-4 for Genworth
                Life & Annuity VA Separate Account 1, Registration No. 333-31172.

    (b)(iv)     Optional Death Benefit Rider P5135 4/00. Previously filed on December
                18, 1998 with Pre-Effective Amendment No. 1 to Form N-4 for GE Life &
                Annuity Separate Account 4, Registration No. 333-62695.

    (b)(v)      Optional Enhanced Death Benefit Rider P5140 8/00. Previously filed on
                September 1, 2000 with Post-Effective Amendment 1 to Form N-4 for GE
                Life & Annuity Separate Account 4, Registration No. 333-31172.

    (b)(vi)     Optional Death Benefit Rider P5152 12/00. Previously filed on
                February 27, 2001 with Post-Effective Amendment No. 3 to Form N-4 for
                GE Life & Annuity Separate Account 4, Registration No. 333-62695.

    (b)(vii)    Optional Enhanced Death Benefit Rider P5153 12/00. Previously filed on July 17, 1998 with Post-Effective Amendment No. 11 to Form N-4 for
                GE Life & Annuity Separate Account 4, Registration No. 033-76334.

    (b)(viii)   Monthly Income Benefit Endorsement P5154 12/00. Previously filed on
                February 27, 2001 with Post-Effective Amendment No. 3 to Form N-4 for
                GE Life & Annuity Separate Account 4, Registration No. 333-62695.

    (b)(ix)     Optional Enhanced Death Benefit Rider P5161 3/01. Previously filed on
                February 27, 2001 with Post-Effective Amendment No. 3 to Form N-4 for
                GE Life & Annuity Separate Account 4, Registration No. 333-62695.

 (4)(b)(x)      Death Provisions Endorsement P5221 1/03. Previously filed on February
                18, 2003 with Post-Effective Amendment No. 7 to Form N-4 for GE Life
                & Annuity Separate Account 4, Registration No. 333-31172.

 (4)(b)(xi)     Annual Step-Up Benefit Rider P5222 1/03. Previously filed on February
                18, 2003 with Post-Effective Amendment No. 7 to Form N-4 for GE Life
                & Annuity Separate Account 4, Registration No. 333-31172.

 (4)(b)(xii)    Rollup Death Benefit Rider P5223 1/03. Previously filed on February
                18, 2003 with Post-Effective Amendment No. 7 to Form N-4 for GE Life
                & Annuity Separate Account 4, Registration No. 333-31172.

 (4)(b)(xiii)   Greater of Annual Step-Up and Rollup Death Benefit Rider P5224 1/03.
                Previously filed on February 18, 2003 with Post-Effective Amendment
                No. 7 to Form N-4 for GE Life & Annuity Separate Account 4,
                Registration No. 333-31172.

 (4)(b)(xiv)    Joint Owner Endorsement P5227 1/03. Previously filed on February 18,
                2003 with Post-Effective Amendment No. 7 to Form N-4 for GE Life &
                Annuity Separate Account 4, Registration No. 333-31172.

 (4)(b)(xv)     Annuity Cross Funded Endorsement P5228 1/03. Previously filed on
                February 18, 2003 with Post-Effective Amendment No. 7 to Form N-4 for
                GE Life & Annuity Separate Account 4, Registration No. 333-31172.

 (4)(b)(xvi)    Earnings Protector Death Benefit Rider P5239 1/03. Previously filed on February 18, 2003 with Post-Effective Amendment No. 7 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-31172.

 (4)(b)(xvii)     GE Life and Annuity Assurance Company Guarantee Account Rider.
                  Previously filed on August 19, 2003 with Post-Effective Amendment No.
                  10 to Form N-4 for GE Life & Annuity Separate Account 4, Registration
                  No. 333-31172.

 (4)(b)(xviii)    Guaranteed Income Rider. Previously filed on December 3, 2003 with
                  Post-Effective Amendment No. 13 to Form N-4 for GE Life & Annuity
                  Separate Account 4, Registration No. 333-31172.

 (4)(b)(xviii)(a) Guaranteed Income Rider. Previously filed on April 27, 2005 with
                  Post-Effective Amendment No. 21 to Form N-4 for GE Life & Annuity
                  Separate Account 4, Registration No. 333-31172.

 (4)(b)(xix)      Payment Protection Rider. Previously filed on February 23, 2004 with
                  Post-Effective Amendment No. 11 to Form N-4 for GE Life & Annuity
                  Separate Account 4, Registration No. 333-47732.

 (4)(b)(xix)(a)   Payment Protection with Commutation Immediate and Deferred Variable
                  Annuity Rider. Previously filed on September 1, 2006 with Post
                  Effective Amendment No. 28 to Form N-4 for Genworth Life & Annuity VA
                  Separate Account 1, Registration No. 333-31172.

 (4)(b)(xx)       Guaranteed Minimum Withdrawal Benefit Rider. Previously filed on
                  February 23, 2004 with Post-Effective Amendment No. 11 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-47732.

 (4)(b)(xxi)      Guaranteed Income Rollover Rider. Previously filed on April 27, 2005 with Post-Effective Amendment No. 21 to Form N-4 for GE Life &
                  Annuity Separate Account 4, Registration No. 333-31172.

 (4)(b)(xxii)     Guaranteed Minimum Withdrawal Benefit for Life Rider. Previously
                  filed on July 26, 2005 with Post-Effective Amendment No. 22 to Form
                  N-4 for GE Life & Annuity Separate Account, Registration No.
                  333-31172.

 (4)(b)(xxii)(a)  Guaranteed Minimum Withdrawal Benefit for Life Rider. Previously
                  filed on September 1, 2006 with Post Effective Amendment No. 28 to
                  Form N-4 for Genworth Life & Annuity VA Separate Account 1,
                  Registration No. 333-31172.

 (4)(b)(xxii)(b)  Guaranteed Minimum Withdrawal Benefit for Life Rider. Previously
                  filed on April 23, 2007 with Post-Effective Amendment No. 31 to Form
                  N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
                  No. 333-31172.

 (4)(b)(xxii)(c)  Guaranteed Minimum Withdrawal Benefit for Life Rider. Previously
                  filed on November 27, 2007 with Post-Effective Amendment No. 33 to
                  Form N-4 for Genworth Life & Annuity VA Separate Account 1,
                  Registration No. 333-31172.

 (4)(b)(xxii)(d)  Guaranteed Minimum Withdrawal Benefit for Life Rider. Previously
                  filed on June 27, 2008 with Post-Effective Amendment No. 32 to Form
                  N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
                  No. 333-47732.

 (5)(a)           Form of Application. Previously filed on April 27, 2006 with
                  Post-Effective Amendment No. 26 to Form N-4 for Genworth Life &
                  Annuity VA Separate Account 1, Registration No. 333-31172.

 (6)(a)           Amended and Restated Articles of Incorporation of Genworth Life and
                  Annuity Insurance Company. Previously filed on January 3, 2006 with
                  Post-Effective Amendment No. 24 to Form N-4 for Genworth Life &
                  Annuity VA Separate Account 1, Registration No. 333-31172.

    (b)           By-Laws of Genworth Life and Annuity Insurance Company. Previously
                  filed on January 3, 2006 with Post-Effective Amendment No. 24 to Form
                  N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
                  No. 333-31172.

 (7)              Reinsurance Agreement. Previously filed on April 30, 2004 with Post
                  Effective Amendment No. 13 to Form N-4 for GE Life & Annuity Separate
                  Account 4, Registration No. 333-62695.

 (8)(a)(i)  Amended and Restated Fund Participation Agreement among Variable
            Insurance Products Funds, Fidelity Distributors Corporation and
            Genworth Life and Annuity Insurance Company. Previously filed on
            April 25, 2008 with Post-Effective Amendment No. 34 to Form N-4 for
            Genworth Life & Annuity VA Separate Account 1, Registration
            No. 333-31172.

    (a)(ii) First Amendment to Amended and Restated Fund Participation Agreement among Variable Insurance Products Funds, Fidelity Distributors
            Corporation and Genworth Life and Annuity Insurance Company.
            Previously filed on April 25, 2008 with Post-Effective Amendment
            No. 34 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
            Registration No. 333-31172.

    (b)     Agreement between Oppenheimer Variable Account Funds, Oppenheimer
            Management Corporation, and GE Life and Annuity Assurance Company.
            Previously filed on May 1, 1998 with Post-Effective Amendment 9 to
            Form N-4 for GE Life & Annuity Separate Account, Registration
            No. 033-76334.

    (b)(i)  Amendment to Agreement between Oppenheimer Variable Account Funds,
            Oppenheimer Management Corporation, and The Life Insurance Company of
            Virginia. Previously filed on June 2, 2000 with Pre-Effective
            Amendment 1 to Form N-4 for GE Life & Annuity Separate Account 4,
            Registration No. 333-31172.

    (c)     [Reserved.]

    (d) Participation Agreement between Janus Capital Corporation and GE Life and Annuity Assurance Company. Previously filed on April 27, 2005 with Post-Effective Amendment No. 21 to Form N-4 for GE Life &
            Annuity Separate Account 4, Registration No. 333-31172.

    (e)     Fund Participation Agreement between Genworth Life and Annuity
            Insurance Company and Federated Insurance Series. Previously filed on
            April 23, 2007 with Post-Effective Amendment No. 31 to Form N-4 for
            Genworth Life & Annuity VA Separate Account 1, Registration
            No. 333-31172.

    (f)     [Reserved.]

    (g)     Participation Agreement between GE Investments Funds, Inc. and
            Genworth Life and Annuity Insurance Company. Previously filed on
            September 1, 2006 with Post Effective Amendment No. 28 to Form N-4 for Genworth Life & Annuity VA Separate Account 1, Registration No.
            333-31172.

    (h)     Participation Agreement between AIM Variable Insurance Series and GE
            Life and Annuity Assurance Company. Previously filed on April 27,
            2005 with Post-Effective Amendment No. 21 to Form N-4 for GE Life &
            Annuity Separate Account 4, Registration No. 333-31172.

    (h)(i)  Amendment to Fund Participation Agreement between Genworth Life and
            Annuity Insurance Company and AIM Variable Insurance Funds.
            Previously filed on April 23, 2007 with Post-Effective Amendment
            No. 31 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
            Registration No. 333-31172.

    (i)     Participation Agreement between Alliance Variable Products Series
            Fund, Inc. and GE Life and Annuity Assurance Company. Previously filed on April 27, 2005 with Post-Effective Amendment No. 21 to Form
            N-4 for GE Life & Annuity Separate Account 4, Registration
            No. 333-31172.

    (i)(i)  Amendment to Fund Participation Agreement between Genworth Life and
            Annuity Insurance Company and AllianceBernstein Variable Products
            Series Fund, Inc. Previously filed on April 23, 2007 with
            Post-Effective Amendment No. 31 to Form N-4 for Genworth Life &
            Annuity VA Separate Account 1, Registration No. 333-31172.

    (j)     Fund Participation Agreement between Genworth Life and Annuity
            Insurance Company and Dreyfus. Previously filed on April 23, 2007 with Post-Effective Amendment No. 31 to Form N-4 for Genworth Life &
            Annuity VA Separate Account 1, Registration No. 333-31172.

    (k)     Participation Agreement between MFS(R) Variable Insurance Trust and
            GE Life and Annuity Assurance Company. Previously filed on April 27,
            2005 with Post-Effective Amendment No. 21 to Form N-4 for GE Life &
            Annuity Separate Account 4, Registration No. 333-31172.

    (k)(i) Amendment to Fund Participation Agreement between Genworth Life and
           Annuity Insurance Company and MFS Variable Insurance Trust.
           Previously filed on April 23, 2007 with Post-Effective Amendment
           No. 31 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
           Registration No. 333-31172.

    (l)    Participation Agreement between PIMCO Variable Insurance Trust and GE
           Life and Annuity Assurance Company. Previously filed on April 27,
           2005 with Post-Effective Amendment No. 21 to Form N-4 for GE Life &
           Annuity Separate Account 4, Registration No. 333-31172.

    (l)(i) Fund Participation Agreement between Genworth Life and Annuity
           Insurance Company and PIMCO Variable Insurance Trust. Previously filed on April 23, 2007 with Post-Effective Amendment No. 31 to Form
           N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
           No. 333-31172.

    (m)    Participation Agreement between Rydex Variable Trust and GE Life and
           Annuity Assurance Company. Previously filed on April 27, 2005 with
           Post-Effective Amendment No. 21 to Form N-4 for GE Life & Annuity
           Separate Account 4, Registration No. 333-31172.

    (n)    Amended and Restated Fund Participation Agreement between Franklin
           Templeton Variable Insurance Products Trust, Franklin/Templeton
           Distributors, Inc., Genworth Life and Annuity Insurance Company and
           Capital Brokerage Corporation. Previously filed on April 27, 2006 with Post-Effective Amendment No. 26 to Form N-4 for Genworth Life &
           Annuity VA Separate Account 1, Registration No. 333-31172.

    (o)    [Reserved.]

    (p)    Participation Agreement between Nations Separate Account Trust and GE
           Life and Annuity Assurance Company. Previously filed as Exhibit
           (h)(32) with Post-Effective Amendment No. 6 to Form N-6 for GE Life &
           Annuity Separate Account II, Registration No. 333-72572.

    (q)    Participation Agreement between FAM Variable Series Funds, Inc.
           (formerly, Merrill Lynch Variable Series Funds, Inc.) and GE Life and
           Annuity Assurance Company. Previously filed on April 27, 2005 with
           Post-Effective Amendment No. 21 to Form N-4 for GE Life & Annuity
           Separate Account 4, Registration No. 333-31172.

    (q)(i) First Amendment to the Participation Agreement between BlackRock
           Variable Series Funds, Inc., BlackRock Distributors, Inc. and
           Genworth Life and Annuity Insurance Company. Previously filed on
           April 25, 2008 with Post-Effective Amendment No. 34 to Form N-4 for
           Genworth Life & Annuity VA Separate Account 1, Registration
           No. 333-31172.

    (r)    Participation Agreement between Eaton Vance Variable Trust and GE
           Life and Annuity Assurance Company. Previously filed as Exhibit
           (h)(31) with Post-Effective Amendment No. 6 to Form N-6 for GE Life &
           Annuity Separate Account II, Registration No. 333-72572.

    (r)(i) Amendment to Fund Participation Agreement between Genworth Life and
           Annuity Insurance Company and Eaton Vance Variable Trust. Previously filed on April 23, 2007 with Post-Effective Amendment No. 31 to Form
           N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
           No. 333-31172.

    (s)    Fund Participation Agreement between Genworth Life and Annuity
           Insurance Company and The Prudential Series Fund. Previously filed on
           April 23, 2007 with Post-Effective Amendment No. 31 to Form N-4 for
           Genworth Life & Annuity VA Separate Account 1, Registration
           No. 333-31172.

    (t)    Participation Agreement between Van Kampen Life Investment Trust and
           Genworth Life and Annuity Insurance Company. Previously filed on
           April 23, 2007 with Post-Effective Amendment No. 31 to Form N-4 for
           Genworth Life & Annuity VA Separate Account 1, Registration
           No. 333-31172.

    (u)    [Reserved.]

    (v) Fund Participation Agreement between Evergreen Variable Annuity Trust and GE Life and Annuity Assurance Company. Previously filed on
           November 1, 2004 with Post-Effective Amendment No. 18 to Form N-4 for
           GE Life & Annuity Separate Account 4, Registration No. 333-31172.

    (w)     Participation Agreement among Scudder Variable Series II, Scudder
            Distributors, Inc., Deutsche Investment Management Americas Inc. and
            GE Life and Annuity Assurance Company. Previously filed on April 27,
            2005 with Post-Effective Amendment No. 21 to Form N-4 for GE Life &
            Annuity Separate Account 4, Registration No. 333-31172.

    (w)(i)  Amendment to Fund Participation Agreement between Genworth Life and
            Annuity Insurance Company and DWS Variable Series II. Previously filed on April 23, 2007 with Post-Effective Amendment No. 31 to Form
            N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
            No. 333-31172.

    (x)     Participation Agreement between American Century Investment Services,
            Inc. and GE Life and Annuity Assurance Company regarding American
            Century Variable Portfolios, Inc. Previously filed on April 27, 2005 with Post-Effective Amendment No. 21 to Form N-4 for GE Life &
            Annuity Separate Account 4, Registration No. 333-31172.

    (y)     Form of Participation Agreement between American Century Investment
            Services, Inc. and GE Life and Annuity Assurance Company regarding
            American Century Variable Portfolios II, Inc. Previously filed on
            April 27, 2005 with Post-Effective Amendment No. 21 to Form N-4 for
            GE Life & Annuity Separate Account 4, Registration No. 333-31172.

    (z)     Participation Agreement between JPMorgan Insurance Trust and Genworth
            Life and Annuity Insurance Company. Previously filed on September 1,
            2006 with Post Effective Amendment No. 28 to Form N-4 for Genworth
            Life & Annuity VA Separate Account 1, Registration No. 333-31172.

    (z)(i)  Form of Fund Participation Agreement between Genworth Life and
            Annuity Insurance Company and JP Morgan Series Trust II. Previously filed with Post-Effective Amendment 28 to Form N-4 for Genworth
            Life & Annuity VA Separate Account 1, Registration No. 333-31172.

    (z)(ii) Amendment to Fund Participation Agreement between Genworth Life and
            Annuity Insurance Company and JP Morgan Series Trust II. Previously filed on April 23, 2007 with Post-Effective Amendment No. 31 to Form
            N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
            No. 333-31172.

    (aa)    Form of Fund Participation Agreement between Genworth Life and
            Annuity Insurance Company and Goldman Sachs Variable Insurance Trust.
            Previously filed on April 23, 2007 with Post-Effective Amendment
            No. 31 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
            Registration No. 333-31172.

    (aa)(i) Amendment to Fund Participation Agreement between Genworth Life and
            Annuity Insurance Company and Goldman Sachs Variable Insurance Trust.
            Previously filed on April 23, 2007 with Post-Effective Amendment
            No. 31 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
            Registration No. 333-31172.

    (bb)    Fund Participation Agreement between Genworth Life and Annuity
            Insurance Company and Legg Mason Partners Variable Equity Trust.
            Previously filed on April 23, 2007 with Post-Effective Amendment
            No. 31 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
            Registration No. 333-31172.

    (cc)    Fund Participation Agreement between Genworth Life and Annuity
            Insurance Company and Lord Abbett Series Fund, Inc. Previously filed on April 23, 2007 with Post-Effective Amendment No. 31 to Form N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
            No. 333-31172.

    (dd)    Fund Participation Agreement between Genworth Life and Annuity
            Insurance Company and The Universal Institutional Funds, Inc.
            Previously filed on April 23, 2007 with Post-Effective Amendment
            No. 31 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
            Registration No. 333-31172.

 (9) Opinion and Consent of Heather C. Harker, Counsel for Genworth Life and Annuity Insurance Company. Previously filed on April 25, 2008 with Post-Effective Amendment No. 34 to Form N-4 for Genworth Life &
     Annuity VA Separate Account 1, Registration No. 333-31172.

(10) Consent of Independent Registered Public Accounting Firm. Previously filed on April 25, 2008 with Post-Effective Amendment No. 34 to Form
     N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
     No. 333-31172.

(11) Not Applicable.

(12) Not Applicable.

(13) Schedule showing computation for Performance Data. Previously filed on April 30, 1996 with Post-Effective Amendment 4 to Form N-4 for GE
     Life & Annuity Separate Account 4, Registration No. 033-76334.

(14) Power of Attorney. Previously filed on April 25, 2008 with
     Post-Effective Amendment No. 34 to Form N-4 for Genworth Life &
     Annuity VA Separate Account 1, Registration No. 333-31172.

(15) Power of Attorney for Kelly L. Groh. Previously filed on August 26,
     2008 with Post-Effective Amendment No. 35 to Form N-4 for Genworth
     Life & Annuity VA Separate Account 1, Registration No. 333-31172.


Item 25.  Directors and Officers of the Depositor

Pamela S. Schutz          Chairperson of the Board, President and Chief Executive
                          Officer
Paul A. Haley             Director, Senior Vice President and Chief Actuary
William C. Goings, II(4)  Director and Senior Vice President
Leon E. Roday(2)          Director and Senior Vice President
Geoffrey S. Stiff         Director and Senior Vice President
Victor C. Moses(2)        Director and Vice President
Brian J. Mason            Senior Vice President and Chief Compliance Officer
Thomas E. Duffy           Senior Vice President, General Counsel and Secretary
Kelly L. Groh             Senior Vice President and Chief Financial Officer
Mark W. Griffin(3)        Senior Vice President and Chief Investment Officer
Christopher J. Grady      Senior Vice President
James H. Reinhart         Senior Vice President
James D. Atkins           Senior Vice President
Patrick B. Kelleher       Senior Vice President
Thomas M. Stinson         Senior Vice President
John G. Apostle, II       Senior Vice President
Heather C. Harker         Vice President and Associate General Counsel
Jac J. Amerell            Vice President and Controller
Gary T. Prizzia(1)        Treasurer
Matthew P. Sharpe         Vice President

The principal business address for those listed above is Genworth Life and Annuity Insurance Company, 6610 W. Broad Street, Richmond, VA 23230 unless otherwise noted.

(1) The principal business address is Genworth Financial, Inc., 6604 W. Broad Street, Richmond, Virginia 23230.

(2) The principal business address is Genworth Financial, Inc., 6620 W. Broad Street, Richmond, Virginia 23230.

(3) The principal business address is Genworth Financial, Inc., 3001 Summer Street, Stamford, Connecticut 06905.

(4) The principal business address is Genworth Financial, Inc., 700 Main Street, Lynchburg, Virginia 24504.

Item 26. Persons Controlled by or Under Common Control With the Depositor or Registrant

                                  [FLOW CHART]



Item 27.  Number of Contractowners

   There were 19,721 owners of Qualified Contracts and 21,930 owners of Non-Qualified Contracts as of August 15, 2008.

Item 28.  Indemnification

   Sections 13.1-876 and 13.1-881 of the Code of Virginia, in brief, allow a corporation to indemnify any person made party to a proceeding because such person is or was a director, officer, employee, or agent of the corporation, against liability incurred in the proceeding if: (1) he conducted himself in good faith; and (2) he believed that (a) in the case of conduct in his official capacity with the corporation, his conduct was in its best interests; and (b) in all other cases, his conduct was at least not opposed to the corporation's best interests and (3) in the case of any criminal proceeding, he had no reasonable cause to believe his conduct was unlawful. The termination of a proceeding by judgment, order, settlement or conviction is not, of itself, determinative that the director, officer, employee, or agent of the corporation did not meet the standard of conduct described. A corporation may not indemnify a director, officer, employee, or agent of the corporation in connection with a proceeding by or in the right of the corporation, in which such person was adjudged liable to the corporation, or in connection with any other proceeding charging improper personal benefit to such person, whether or not involving action in his official capacity, in which such person was adjudged liable on the basis that personal benefit was improperly received by him. Indemnification permitted under these sections of the Code of Virginia in connection with a proceeding by or in the right of the corporation is limited to reasonable expenses incurred in connection with the proceeding.

   Genworth Life and Annuity Insurance Company's Articles of Incorporation provide that Genworth Life and Annuity Insurance Company shall, and may through insurance coverage, indemnify any directors or officers who are a party to any proceeding by reason of the fact that he or she was or is a director or officer of Genworth Life and Annuity Insurance Company against any liability incurred by him or her in connection with such proceeding, unless he or she engaged in willful misconduct or a knowing violation of the criminal law or any federal or state securities law. Such indemnification covers all judgments, settlements, penalties, fines and reasonable expenses incurred with respect to such proceeding. If the person involved is not a director or officer of Genworth Life and Annuity Insurance Company, the board of directors may cause Genworth Life and Annuity Insurance Company to indemnify, or contract to indemnify, to the same extent allowed for its directors and officers, such person who was, is or may become a party to any proceeding, by reason of the fact that he or she is or was an employee or agent of Genworth Life and Annuity Insurance Company, or is or was serving at the request of Genworth Life and Annuity Insurance Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise.

   Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the depositor pursuant to the foregoing provisions, or otherwise, the depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.

                                    *  *  *

Item 29.  Principal Underwriter

   (a) Capital Brokerage Corporation is the principal underwriter of the contracts as defined in the Investment Company Act of 1940, and is also the principal underwriter for flexible premium variable annuity and variable life insurance policies issued through Genworth Life & Annuity VL Separate Account 1, Genworth Life & Annuity VA Separate Account 1, Genworth Life & Annuity VA Separate Account 2, Genworth Life & Annuity VA Separate Account 3 and Genworth Life & Annuity VA Separate Account 4.

   (b)

         Name                   Address             Positions and Offices with Underwriter
         ----                    -------            --------------------------------------
Christopher J. Grady... 6610 W. Broad St.         Director, President and Chief Executive
                        Richmond, VA 23230        Officer
Geoffrey S. Stiff...... 6610 W. Broad St.         Director and Senior Vice President
                        Richmond, VA 23230
John G. Apostle, II.... 6620 W. Broad St.         Director
                        Richmond, VA 2320
Patrick B. Kelleher.... 6610 W. Broad St.         Senior Vice President
                        Richmond, VA 23230
Victor C. Moses........ 601 Union Street,         Senior Vice President
                        Suite 2200
                        Seattle, WA 98101
Edward J. Wiles, Jr.... 3001 Summer St.,          Senior Vice President
                        2nd Floor
                        Stamford, CT 06905
Scott E. Wolfe......... 6620 W. Broad Street      Senior Vice President and Chief Compliance
                        Richmond, VA 23230        Officer
Kelly L. Groh.......... 6610 W. Broad Street      Chief Financial Officer
                        Richmond, Virginia 23230
James H. Reinhart...... 6610 W. Broad St.         Vice President
                        Richmond, VA 23230

         Name                 Address         Positions and Offices with Underwriter
         ----                  -------        --------------------------------------
Michele L. Trampe...... 6610 W. Broad St.       Vice President and Controller
                        Richmond, VA 23230
Gary T. Prizzia........ 6620 W. Broad Street    Treasurer
                        Richmond, VA 23230
Gabor Molnar........... 6610 W. Broad St.       Financial & Operations Principal
                        Richmond, VA 23230

   (c)

                                     (2)
            (1)                Net Underwriting      (3)           (4)
          Name of               Discounts and   Compensation    Brokerage       (5)
    Principal Underwriter        Commissions    on Redemption  Commissions  Compensation
    ---------------------      ---------------- -------------  -----------  ------------
Capital Brokerage Corporation.  Not Applicable  Not Applicable     10%     $140.1 million

Item 30.  Location of Accounts and Records

   All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules under it are maintained by Genworth Life and Annuity Insurance Company at 6610 West Broad Street, Richmond, Virginia 23230.

Item 31.  Management Services

   Not Applicable.

Item 32.  Undertakings

   (a) Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

   (b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

   (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Genworth Life and Annuity Insurance Company at the address or phone number listed in the Prospectus.

  STATEMENT PURSUANT TO SECTION 26(f) OF THE INVESTMENT COMPANY ACT OF 1940

   Genworth Life and Annuity Insurance Company hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Genworth Life and Annuity Insurance Company.

  STATEMENT PURSUANT TO RULE 6C-7 OF THE INVESTMENT COMPANY ACT OF 1940

   Genworth Life and Annuity Insurance Company offers and will offer contracts to participants in the Texas Optional Retirement Program. In connection therewith, Genworth Life and Annuity Insurance Company and the Genworth Life & Annuity VA Separate Account 1 rely on 17 C.F.R. Section 270.6c-7 and represent that the provisions of paragraphs (a)-(d) of the Rule have been or will be complied with.

  SECTION 403(B) OF THE INTERNAL REVENUE REPRESENTATIONS

   Genworth Life and Annuity Insurance Company represents that in connection with its offering of contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, as amended, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

                                  SIGNATURES


   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the County of Henrico, and Commonwealth of Virginia, on the 29th day of August, 2008.


                                   GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1
                                   (Registrant)

                                   By:          /s/  MATTHEW P. SHARPE
                                        -------------------------------------
                                                   Matthew P. Sharpe
                                                    Vice President

                                   BY:   GENWORTH LIFE AND ANNUITY INSURANCE
                                          COMPANY
                                         (Depositor)

                                   By:          /s/  MATTHEW P. SHARPE
                                        -------------------------------------
                                                   Matthew P. Sharpe
                                                    Vice President

   Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.


             Name                          Title                   Date
              ----                         -----                    ----

    /s/  PAMELA S. SCHUTZ*     Chairperson of the Board,      August 29, 2008
  ----------------------------   President and Chief
       Pamela S. Schutz          Executive Officer

  /s/  WILLIAM C. GOINGS, II*  Director and Senior Vice       August 29, 2008
  ----------------------------   President
     William C. Goings, II

      /s/  PAUL A. HALEY*      Director, Senior Vice          August 29, 2008
  ----------------------------   President and Chief Actuary
         Paul A. Haley

     /S/  VICTOR C. MOSES*     Director and Vice President    August 29, 2008
  ----------------------------
        Victor C. Moses

      /S/  LEON E. RODAY*      Director and Senior Vice       August 29, 2008
  ----------------------------   President
         Leon E. Roday

    /S/  GEOFFREY S. STIFF*    Director and Senior Vice       August 29, 2008
  ----------------------------   President
       Geoffrey S. Stiff

      /S/  KELLY L. GROH*      Senior Vice President and      August 29, 2008
  ----------------------------   Chief Financial Officer
        Kelly L. Groh

             Name                      Title                   Date
             ----                      -----                    ----

     /S/  JAC J. AMERELL*  Vice President and Controller  August 29, 2008
     ---------------------
        Jac J. Amerell



*By:    /s/  MATTHEW P.    , pursuant to Power of Attorney        August 29, 2008
            SHARPE           executed on March 31, 2008 and on
      -------------------    August 15, 2008.
       Matthew P. Sharpe